Other Reserves - Summary of Other Reserves Attributable to Royal Dutch Shell plc Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 14,451
Comprehensive (loss)/income attributable to Royal Dutch Shell plc shareholders	(23,512)	$ 13,773		$ 24,475
Repurchases of shares	(1,214)	(10,286)	[1]	(4,519)	[1]
Ending balance	12,752	14,451
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	14,451	16,615		16,794
Comprehensive (loss)/income attributable to Royal Dutch Shell plc shareholders	(1,832)	(2,069)		1,123
Transfer from other comprehensive income	270	(74)		(971)
Repurchases of shares	6	28	[1]	11	[1]
Share-based compensation	(143)	(49)		(342)
Ending balance	12,752	14,451		16,615
Merger reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	37,298	37,298		37,298
Comprehensive (loss)/income attributable to Royal Dutch Shell plc shareholders	0	0		0
Transfer from other comprehensive income	0	0		0
Repurchases of shares	0	0		0
Share-based compensation	0	0		0
Ending balance	37,298	37,298		37,298
Share premium reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	154	154		154
Comprehensive (loss)/income attributable to Royal Dutch Shell plc shareholders	0	0		0
Transfer from other comprehensive income	0	0		0
Repurchases of shares	0	0		0
Share-based compensation	0	0		0
Ending balance	154	154		154
Capital redemption reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	123	95		84
Comprehensive (loss)/income attributable to Royal Dutch Shell plc shareholders	0	0		0
Transfer from other comprehensive income	0	0		0
Repurchases of shares	6	28		11
Share-based compensation	0	0		0
Ending balance	129	123		95
Share plan reserve
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	1,049	1,098		1,440
Comprehensive (loss)/income attributable to Royal Dutch Shell plc shareholders	0	0		0
Transfer from other comprehensive income	0	0		0
Repurchases of shares	0	0		0
Share-based compensation	(143)	(49)		(342)
Ending balance	906	1,049		1,098
Accumulated other comprehensive income
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(24,173)	(22,030)		(22,182)
Comprehensive (loss)/income attributable to Royal Dutch Shell plc shareholders	(1,832)	(2,069)		1,123
Transfer from other comprehensive income	270	(74)		(971)
Repurchases of shares	0	0		0
Share-based compensation	0	0		0
Ending balance	$ (25,735)	$ (24,173)		$ (22,030)

[1]	[C] The repurchase of shares recognised through retained earnings includes the aggregate maximum consideration to which Shell was contractually bound to under the tranches of the buyback programme, plus associated stamp duty (see Note 20).